Note 4 - Revenue Recognition (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Contract with Customer, Asset, after Allowance for Credit Loss, Current, Total	$ 7,610	$ 0